Leases - Summary of changes in right of use assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Leases [Line Items]
Beginning balance	$ 214.2	$ 214.7
Additions	23.0	19.7
Depreciation	(36.2)	(35.8)
Effect of foreign currency exchange rate changes	(3.5)	1.1
Remeasurement and other	(64.8)	14.5
Ending balance	132.7	214.2
Building & land
Leases [Line Items]
Beginning balance	198.0	198.2
Additions	17.1	11.8
Depreciation	(29.9)	(28.8)
Effect of foreign currency exchange rate changes	(3.1)	1.3
Remeasurement and other	(64.4)	15.5
Ending balance	117.7	198.0
Equipment
Leases [Line Items]
Beginning balance	16.1	16.3
Additions	5.8	7.9
Depreciation	(6.3)	(6.9)
Effect of foreign currency exchange rate changes	(0.3)	(0.1)
Remeasurement and other	(0.4)	(1.1)
Ending balance	14.9	16.1
Other
Leases [Line Items]
Beginning balance	0.1	0.2
Additions	0.1	0.0
Depreciation	0.0	(0.1)
Effect of foreign currency exchange rate changes	(0.1)	(0.1)
Remeasurement and other	0.0	0.1
Ending balance	$ 0.1	$ 0.1